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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06463

                         AIM International Mutual Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/09

Item 1.  Schedule of Investments.

                          AIM ASIA PACIFIC GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              APG-QTR-1 07/09           Invesco Aim Advisors, Inc.

AIM ASIA PACIFIC GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS--89.86%

AUSTRALIA--11.83%

BHP Billiton Ltd.                                    296,960   $     9,359,981
------------------------------------------------------------------------------
Coca-Cola Amatil Ltd.                                500,000         3,901,144
------------------------------------------------------------------------------
Cochlear Ltd.                                        133,000         6,173,421
------------------------------------------------------------------------------
Computershare Ltd.                                   287,336         2,362,022
------------------------------------------------------------------------------
CSL Ltd. (a)                                         192,000         4,905,155
------------------------------------------------------------------------------
CSL Ltd.                                             165,960         4,239,893
------------------------------------------------------------------------------
QBE Insurance Group Ltd.                             306,491         4,997,958
------------------------------------------------------------------------------
Toll Holdings Ltd.                                   599,674         3,411,581
------------------------------------------------------------------------------
Woolworths Ltd.                                      217,200         4,973,798
==============================================================================
                                                                    44,324,953
==============================================================================

CHINA--13.99%

China Green (Holdings) Ltd.                        3,204,000         3,340,090
------------------------------------------------------------------------------
China Nepstar Chain Drugstore Ltd. -ADR              228,503         1,352,738
------------------------------------------------------------------------------
CNOOC Ltd. -ADR                                       76,600        10,213,078
------------------------------------------------------------------------------
Haitian International Holdings Ltd.                9,624,000         3,141,758
------------------------------------------------------------------------------
Industrial and Commercial Bank of China
   Ltd. -Class H                                   8,949,000         6,405,169
------------------------------------------------------------------------------
Minth Group Ltd.                                   5,884,000         5,590,231
------------------------------------------------------------------------------
Stella International Holdings Ltd.                 4,792,000         7,926,865
------------------------------------------------------------------------------
Want Want China Holdings Ltd.                      4,839,000         2,884,657
------------------------------------------------------------------------------
Xinao Gas Holdings Ltd.                            1,438,000         2,372,840
------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd.                     10,590,000         9,191,858
==============================================================================
                                                                    52,419,284
==============================================================================

HONG KONG--9.35%

Cheung Kong (Holdings) Ltd.                          724,000         9,306,533
------------------------------------------------------------------------------
Dickson Concepts (International) Ltd.              5,426,000         2,850,232
------------------------------------------------------------------------------
Esprit Holdings Ltd.                                 341,400         2,455,412
------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                          670,000         2,606,300
------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                             1,202,000         8,960,099
------------------------------------------------------------------------------
Li & Fung Ltd.                                       948,200         2,764,271
------------------------------------------------------------------------------
Paliburg Holdings Ltd.                            11,613,240         2,487,471
------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.          11,344,000         3,620,328
==============================================================================
                                                                    35,050,646
==============================================================================

INDIA--2.31%

Bharat Heavy Electricals Ltd.                         53,486         2,488,575
------------------------------------------------------------------------------
Infosys Technologies Ltd.                            143,608         6,184,567
==============================================================================
                                                                     8,673,142
==============================================================================

INDONESIA--10.04%

PT Astra International Tbk                         3,808,000        11,238,922
------------------------------------------------------------------------------
PT Bank Central Asia Tbk                          16,419,000         6,243,437
------------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk                 8,216,500         7,722,958
------------------------------------------------------------------------------
PT Perusahaan Gas Negara                           6,986,500         2,463,133
------------------------------------------------------------------------------
PT Summarecon Agung Tbk                          178,953,500         9,944,798
==============================================================================
                                                                    37,613,248
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MALAYSIA--9.08%

Digi.com Berhad                                      533,800   $     3,364,190
------------------------------------------------------------------------------
Goldis Berhad                                      9,070,500         3,141,522
------------------------------------------------------------------------------
Kossan Rubber Industries Berhad                    7,048,900         7,387,237
------------------------------------------------------------------------------
Parkson Holdings Berhad                            5,805,900         8,900,457
------------------------------------------------------------------------------
Public Bank Berhad                                 2,465,100         7,278,081
------------------------------------------------------------------------------
YTL Cement Berhad                                  3,023,600         3,965,659
==============================================================================
                                                                    34,037,146
==============================================================================

PHILIPPINES--10.11%

Ayala Corp.                                          663,460         4,160,203
------------------------------------------------------------------------------
First Gen Corp. (a)(b)                             1,279,400           599,032
------------------------------------------------------------------------------
First Gen Corp. (b)                                1,379,000           645,666
------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (a)(c)                     1,468,000           210,784
------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (c)                       51,811,000         7,439,307
------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.               143,760         7,599,078
------------------------------------------------------------------------------
PNOC Energy Development Corp. (a)                  2,335,000           219,444
------------------------------------------------------------------------------
PNOC Energy Development Corp.                     43,141,000         4,054,411
------------------------------------------------------------------------------
SM Investments Corp.                               1,886,235        12,953,024
==============================================================================
                                                                    37,880,949
==============================================================================

SINGAPORE--4.46%

Keppel Corp. Ltd.                                  1,484,000         8,629,804
------------------------------------------------------------------------------
Singapore Technologies Engineering Ltd.            1,126,000         2,057,836
------------------------------------------------------------------------------
United Overseas Bank Ltd.                            492,000         6,029,535
==============================================================================
                                                                    16,717,175
==============================================================================

SOUTH KOREA--5.24%

CJ CheilJedang Corp.                                  21,051         3,011,315
------------------------------------------------------------------------------
CJ Corp.                                              75,690         3,091,415
------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.                    59,700         4,908,480
------------------------------------------------------------------------------
Hyundai Development Co.                               69,480         2,457,542
------------------------------------------------------------------------------
Hyundai H&S Co., Ltd.                                 46,500         2,744,368
------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                          4,034         3,434,938
==============================================================================
                                                                    19,648,058
==============================================================================

TAIWAN--6.10%

Delta Electronics Inc.                             1,056,387         2,736,963
------------------------------------------------------------------------------
Hung Poo Real Estate Development Corp.             1,944,435         2,489,256
------------------------------------------------------------------------------
MediaTek Inc.                                        220,440         3,168,101
------------------------------------------------------------------------------
Taiwan Mobile Co., Ltd.                            2,844,298         4,352,168
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.        2,956,464         5,307,803
------------------------------------------------------------------------------
Wistron Corp.                                      2,409,848         4,803,903
==============================================================================
                                                                    22,858,194
==============================================================================

THAILAND--7.35%

BEC World PCL                                      4,028,200         2,343,767
------------------------------------------------------------------------------
CP ALL PCL                                         4,656,700         2,292,501
------------------------------------------------------------------------------
Kasikornbank PCL                                   3,222,500         7,624,625
------------------------------------------------------------------------------
Major Cineplex Group PCL                          19,213,100         3,997,322
------------------------------------------------------------------------------
Siam Commercial Bank PCL                           3,512,400         8,019,632
------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ASIA PACIFIC GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
THAILAND--(CONTINUED)

Thai Stanley Electric PCL -Class F                 1,260,100   $     3,286,333
------------------------------------------------------------------------------
                                                                    27,564,180
==============================================================================
    Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $295,124,163)                                          336,786,975
==============================================================================

MONEY MARKET FUNDS--7.06%

Liquid Assets Portfolio-Institutional Class
   (d)                                            13,240,253        13,240,253
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (d)         13,240,253        13,240,253
==============================================================================
    Total Money Market Funds
      (Cost $26,480,506)                                          26,480,506
==============================================================================
TOTAL INVESTMENTS--96.92%
  (Cost $321,604,669)                                              363,267,481
==============================================================================
OTHER ASSETS LESS LIABILITIES--3.08%                                11,531,259
==============================================================================
NET ASSETS--100.00%                                            $   374,798,740
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

PDR -- Phillipine Deposit Receipt

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2009 was $5,934,415, which represented 1.58% of the Fund's Net Assets.

(b)  Non-income producing security.

(c) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of this security as of July 31, 2009 represented 2.04% of the Fund's Net Assets. See Note 3.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ASIA PACIFIC GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM ASIA PACIFIC GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

AIM ASIA PACIFIC GROWTH FUND

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                     In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                         LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
--------------------------------------------------------------------------
Australia              $        --   $ 44,324,953     $--     $ 44,324,953
--------------------------------------------------------------------------
China                   11,565,816     40,853,468      --       52,419,284
--------------------------------------------------------------------------
Hong Kong                       --     35,050,646      --       35,050,646
--------------------------------------------------------------------------
India                           --      8,673,142      --        8,673,142
--------------------------------------------------------------------------
Indonesia                2,463,133     35,150,115      --       37,613,248
--------------------------------------------------------------------------
Malaysia                 3,141,522     30,895,624      --       34,037,146
--------------------------------------------------------------------------
Philippines              7,599,078     30,281,871      --       37,880,949
--------------------------------------------------------------------------
Singapore                       --     16,717,175      --       16,717,175
--------------------------------------------------------------------------
South Korea                     --     19,648,058      --       19,648,058
--------------------------------------------------------------------------
Taiwan                   7,520,269     15,337,925      --       22,858,194
--------------------------------------------------------------------------
Thailand                 2,343,767     25,220,413      --       27,564,180
--------------------------------------------------------------------------
United States           26,480,506             --      --       26,480,506
==========================================================================
   Total Investments   $61,114,091   $302,153,390     $--     $363,267,481
__________________________________________________________________________
==========================================================================

NOTE 3--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended July 31, 2009.

                                                                        CHANGE IN
                               VALUE     PURCHASES AT  PROCEEDS FROM   UNREALIZED   REALIZED GAIN     VALUE    DIVIDEND
                              10/31/08       COST          SALES      APPRECIATION     (LOSS)       07/31/09    INCOME
-----------------------------------------------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (a)  $4,573,071      $--            $--        $3,077,020       $--        $7,650,091     $--
=======================================================================================================================

(a) As of July 31, 2009, this security is no longer considered an affiliate of the Fund.

AIM ASIA PACIFIC GROWTH FUND

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $46,974,560 and $83,350,614, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $    81,233,701
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (39,815,292)
================================================================================
Net unrealized appreciation of investment securities             $    41,418,409
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $321,849,072.

                            AIM EUROPEAN GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              EGR-QTR-1 07/09           Invesco Aim Advisors, Inc.

AIM EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS--93.14%

BELGIUM--2.58%

Anheuser--Busch InBev N.V.                           452,584    $   18,006,529
==============================================================================

DENMARK--2.38%

Novo Nordisk A.S. -Class B                           284,078        16,585,160
==============================================================================

FINLAND--0.41%

Nokia Corp.                                          214,222         2,851,702
==============================================================================

FRANCE--4.77%

Axa S.A.                                             146,506         3,096,633
------------------------------------------------------------------------------
BNP Paribas                                          116,965         8,526,970
------------------------------------------------------------------------------
Cap Gemini S.A.                                       96,975         4,477,452
------------------------------------------------------------------------------
Danone S.A.                                           71,612         3,842,256
------------------------------------------------------------------------------
Total S.A.                                           239,029        13,306,819
==============================================================================
                                                                    33,250,130
==============================================================================

GERMANY--9.85%

Bayer AG                                             261,596        16,054,556
------------------------------------------------------------------------------
Deutsche Boerse AG                                   185,000        14,660,193
------------------------------------------------------------------------------
Merck KGaA                                           105,509         9,819,647
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                          72,448        18,362,196
------------------------------------------------------------------------------
SAP AG                                                74,181         3,488,991
------------------------------------------------------------------------------
Symrise AG                                           384,488         6,198,306
==============================================================================
                                                                    68,583,889
==============================================================================

GREECE--2.31%

Intralot S.A.                                      2,226,503        13,867,491
------------------------------------------------------------------------------
OPAP S.A. (a)                                         91,577         2,199,275
==============================================================================
                                                                    16,066,766
==============================================================================

IRELAND--3.16%

CRH PLC                                              188,841         4,508,212
------------------------------------------------------------------------------
DCC PLC                                              332,747         7,113,750
------------------------------------------------------------------------------
Paddy Power PLC                                      417,196        10,379,539
==============================================================================
                                                                    22,001,501
==============================================================================

ITALY--3.00%

Eni S.p.A.                                           445,777        10,419,951
------------------------------------------------------------------------------
Finmeccanica S.p.A.                                  690,863        10,476,754
==============================================================================
                                                                    20,896,705
==============================================================================

NETHERLANDS--4.92%

Aalberts Industries N.V.                           1,009,744         9,383,223
------------------------------------------------------------------------------
Heineken Holding N.V.                                149,541         5,147,195
------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V.                         440,731         6,623,894
------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.                           839,925         7,350,249
------------------------------------------------------------------------------
TNT N.V.                                             241,866         5,744,779
==============================================================================
                                                                    34,249,340
==============================================================================

NORWAY--2.43%

Petroleum Geo-Services A.S.A. (b)                    590,367         4,140,897
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
NORWAY--(CONTINUED)

TGS Nopec Geophysical Co. A.S.A. (b)               1,128,076   $    12,782,066
==============================================================================
                                                                    16,922,963
==============================================================================

RUSSIA--0.84%

Vimpel-Communications -ADR(b)                        432,030         5,836,725
==============================================================================

SPAIN--1.29%

Telefonica S.A.                                      359,832         8,971,992
==============================================================================

SWEDEN--3.75%

Intrum Justitia A.B.                                 987,725        10,227,561
------------------------------------------------------------------------------
Oriflame Cosmetics S.A. -SDR                         320,013        15,873,612
==============================================================================
                                                                    26,101,173
==============================================================================

SWITZERLAND--14.10%

Aryzta AG (b)                                        449,957        15,681,767
------------------------------------------------------------------------------
Dufry Group (b)                                      142,391         5,529,494
------------------------------------------------------------------------------
Galenica AG                                           18,497         5,538,677
------------------------------------------------------------------------------
Nestle S.A.                                          472,602        19,449,370
------------------------------------------------------------------------------
Roche Holding AG                                     142,159        22,414,498
------------------------------------------------------------------------------
Sonova Holding AG                                    183,735        16,204,215
------------------------------------------------------------------------------
Syngenta AG                                           57,711        13,360,974
==============================================================================
                                                                    98,178,995
==============================================================================

TURKEY--2.35%

Haci Omer Sabanci Holding A.S.                     2,069,011         7,738,041
------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S.              669,546         8,650,465
==============================================================================
                                                                    16,388,506
==============================================================================

UNITED KINGDOM--35.00%

Amlin PLC                                          2,260,983        12,556,929
------------------------------------------------------------------------------
Aviva PLC                                            449,405         2,632,874
------------------------------------------------------------------------------
BAE Systems PLC                                    1,237,603         6,346,207
------------------------------------------------------------------------------
Balfour Beatty PLC                                 1,766,700         9,022,435
------------------------------------------------------------------------------
BG Group PLC                                         206,233         3,441,265
------------------------------------------------------------------------------
British American Tobacco PLC                         250,513         7,774,464
------------------------------------------------------------------------------
Bunzl PLC                                            890,809         7,707,417
------------------------------------------------------------------------------
Cadbury PLC                                          172,256         1,700,420
------------------------------------------------------------------------------
Capita Group PLC                                     586,570         6,539,817
------------------------------------------------------------------------------
Compass Group PLC                                  1,975,371        10,609,833
------------------------------------------------------------------------------
Homeserve PLC                                        678,386        15,591,568
------------------------------------------------------------------------------
IG Group Holdings PLC                              2,002,117        10,017,714
------------------------------------------------------------------------------
Imperial Tobacco Group PLC                           686,432        19,617,425
------------------------------------------------------------------------------
Informa PLC                                        2,591,598        10,378,169
------------------------------------------------------------------------------
International Power PLC                            2,511,089        10,705,879
------------------------------------------------------------------------------
Mitie Group PLC                                    3,720,824        14,729,295
------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                          334,366        16,043,777
------------------------------------------------------------------------------
Reed Elsevier PLC                                    888,193         6,265,953
------------------------------------------------------------------------------
Shire PLC                                          1,105,300        16,482,630
------------------------------------------------------------------------------
Tesco PLC                                          2,088,642        12,783,051
------------------------------------------------------------------------------
Ultra Electronics Holdings PLC                       547,110        10,417,751
------------------------------------------------------------------------------
United Business Media Ltd.                           671,954         4,761,633
------------------------------------------------------------------------------
Vodafone Group PLC                                 6,029,574        12,357,359
------------------------------------------------------------------------------
VT Group PLC                                         976,839         7,668,587
------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM EUROPEAN GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)

WPP PLC                                              992,459   $     7,654,449
==============================================================================
                                                                   243,806,901
==============================================================================
    Total Foreign Common Stocks & Other
      Equity Interests
      (Cost $600,530,982)                                          648,698,977
------------------------------------------------------------------------------

MONEY MARKET FUNDS--5.39%

Liquid Assets Portfolio-Institutional
  Class (c)                                       18,789,722        18,789,722
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (c)         18,789,722        18,789,722
==============================================================================
    Total Money Market Funds
      (Cost $37,579,444)                                            37,579,444
==============================================================================
TOTAL INVESTMENTS--98.53%
   (Cost $638,110,426)                                             686,278,421
==============================================================================
OTHER ASSETS LESS LIABILITIES--1.47%                                10,215,582
==============================================================================
NET ASSETS--100.00%                                            $   696,494,003
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

SDR -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2009 represented 0.32% of the Fund's Net Assets.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM EUROPEAN GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM EUROPEAN GROWTH FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

AIM EUROPEAN GROWTH FUND
     value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                     In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                         LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------
Belgium               $ 18,006,529   $         --     $--     $ 18,006,529
--------------------------------------------------------------------------
Denmark                         --     16,585,160      --       16,585,160
--------------------------------------------------------------------------
Finland                  2,851,702             --      --        2,851,702
--------------------------------------------------------------------------
France                  33,250,130             --      --       33,250,130
--------------------------------------------------------------------------
Germany                 29,363,194     39,220,695      --       68,583,889
--------------------------------------------------------------------------
Greece                          --     16,066,766      --       16,066,766
--------------------------------------------------------------------------
Ireland                 22,001,501             --      --       22,001,501
--------------------------------------------------------------------------
Italy                   10,476,754     10,419,951      --       20,896,705
--------------------------------------------------------------------------
Netherlands             34,249,340             --      --       34,249,340
--------------------------------------------------------------------------
Norway                          --     16,922,963      --       16,922,963
--------------------------------------------------------------------------
Russia                   5,836,725             --      --        5,836,725
--------------------------------------------------------------------------
Spain                    8,971,992             --      --        8,971,992
--------------------------------------------------------------------------
Sweden                  26,101,173             --      --       26,101,173
--------------------------------------------------------------------------
Switzerland             63,075,129     35,103,866      --       98,178,995
--------------------------------------------------------------------------
Turkey                          --     16,388,506      --       16,388,506
--------------------------------------------------------------------------
United Kingdom         214,573,756     29,233,145      --      243,806,901
--------------------------------------------------------------------------
United States           37,579,444             --      --       37,579,444
--------------------------------------------------------------------------
  Total Investments   $506,337,369   $179,941,052     $--     $686,278,421
__________________________________________________________________________
==========================================================================

AIM EUROPEAN GROWTH FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $64,870,636 and $169,415,764 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   149,485,696
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (101,317,701)
========================================================================================
Net unrealized appreciation of investment securities                     $    48,167,995
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $638,110,426.

                             AIM GLOBAL GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              GLG-QTR-1 07/09           Invesco Aim Advisors, Inc.

AIM GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--94.36%

AUSTRALIA--4.10%

BHP Billiton Ltd.                                    158,437   $     4,993,828
------------------------------------------------------------------------------
Cochlear Ltd.                                         53,730         2,493,969
------------------------------------------------------------------------------
CSL Ltd.                                              48,359         1,235,460
------------------------------------------------------------------------------
QBE Insurance Group Ltd.                              54,055           881,477
==============================================================================
                                                                     9,604,734
==============================================================================

BELGIUM--2.58%

Anheuser--Busch InBev N.V.                           152,009         6,047,838
==============================================================================

CANADA--1.24%

Suncor Energy, Inc.                                   89,488         2,899,192
==============================================================================

DENMARK--2.11%

Novo Nordisk A.S. -Class B                            84,561         4,936,876
==============================================================================

FRANCE--5.45%

Axa S.A.                                              49,769         1,051,945
------------------------------------------------------------------------------
BNP Paribas                                           43,661         3,182,970
------------------------------------------------------------------------------
Cap Gemini S.A.                                       40,655         1,877,090
------------------------------------------------------------------------------
DANONE S.A.                                           23,534         1,262,689
------------------------------------------------------------------------------
Total S.A.                                            96,810         5,389,443
==============================================================================
                                                                    12,764,137
==============================================================================

GERMANY--4.38%

Bayer AG                                              73,487         4,510,012
------------------------------------------------------------------------------
Merck KGaA                                            32,568         3,031,080
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                          10,747         2,723,864
==============================================================================
                                                                    10,264,956
==============================================================================

GREECE--0.31%

OPAP S.A.                                             30,503           732,547
==============================================================================

HONG KONG--2.01%

Hutchison Whampoa Ltd.                               384,000         2,862,461
------------------------------------------------------------------------------
Li & Fung Ltd.                                       632,000         1,842,459
==============================================================================
                                                                     4,704,920
==============================================================================

INDIA--2.00%

Infosys Technologies Ltd.                             36,747         1,582,532
------------------------------------------------------------------------------
Infosys Technologies Ltd. -ADR                        72,052         3,100,398
==============================================================================
                                                                     4,682,930
==============================================================================

INDONESIA--0.86%

PT Astra International Tbk                           686,000         2,024,659
==============================================================================

IRELAND--0.75%

CRH PLC                                               73,645         1,758,131
==============================================================================

ISRAEL--3.54%

Teva Pharmaceutical Industries Ltd. -ADR             155,282         8,282,742
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
ITALY--3.09%

Eni S.p.A.                                           148,785   $     3,477,820
------------------------------------------------------------------------------
Finmeccanica S.p.A.                                  248,641         3,770,575
==============================================================================
                                                                     7,248,395
==============================================================================

JAPAN--4.29%

Hoya Corp.                                            79,600         1,922,380
------------------------------------------------------------------------------
Keyence Corp.                                         12,300         2,429,710
------------------------------------------------------------------------------
Nidec Corp.                                           48,400         3,494,176
------------------------------------------------------------------------------
Toyota Motor Corp.                                    52,500         2,213,973
==============================================================================
                                                                    10,060,239
==============================================================================

MEXICO--1.79%

America Movil S.A.B de C.V. -Series L
  -ADR                                                28,927         1,244,150
------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                             162,606         2,941,543
==============================================================================
                                                                     4,185,693
==============================================================================

NETHERLANDS--0.84%

TNT N.V.                                              82,498         1,959,488
==============================================================================

PHILIPPINES--1.33%

Philippine Long Distance Telephone Co.                58,850         3,110,780
==============================================================================

SINGAPORE--0.95%

United Overseas Bank Ltd.                            181,000         2,218,183
==============================================================================

SPAIN--0.80%

Telefonica S.A.                                       75,136         1,873,429
==============================================================================

SWITZERLAND--8.96%

Nestle S.A.                                          159,326         6,556,871
------------------------------------------------------------------------------
Roche Holding AG                                      44,117         6,956,017
------------------------------------------------------------------------------
Sonova Holding AG                                     36,375         3,208,035
------------------------------------------------------------------------------
Syngenta AG                                           18,458         4,273,308
==============================================================================
                                                                    20,994,231
==============================================================================

TAIWAN--0.93%

Taiwan Semiconductor Manufacturing Co.
  Ltd.                                             1,214,429         2,180,290
==============================================================================

UNITED KINGDOM--13.26%

Aviva PLC                                            203,150         1,190,170
------------------------------------------------------------------------------
BAE Systems PLC                                      352,227         1,806,157
------------------------------------------------------------------------------
BG Group PLC                                          84,073         1,402,867
------------------------------------------------------------------------------
British American Tobacco PLC                          34,128         1,059,134
------------------------------------------------------------------------------
Compass Group PLC                                    434,540         2,333,940
------------------------------------------------------------------------------
Imperial Tobacco Group PLC                           240,583         6,875,581
------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                          102,146         4,901,239
------------------------------------------------------------------------------
Reed Elsevier PLC                                    238,164         1,680,180
------------------------------------------------------------------------------
Tesco PLC                                            531,385         3,252,219
------------------------------------------------------------------------------
Vodafone Group PLC                                 1,516,092         3,107,167
------------------------------------------------------------------------------
WPP PLC                                              446,567         3,444,197
==============================================================================
                                                                    31,052,851
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED STATES--28.79%

Accenture Ltd. -Class A                               33,622   $     1,179,124
------------------------------------------------------------------------------
Apollo Group, Inc. -Class A (a)                       17,734         1,224,355
------------------------------------------------------------------------------
Apple Inc. (a)                                        25,440         4,156,642
------------------------------------------------------------------------------
Baxter International Inc.                             68,085         3,837,951
------------------------------------------------------------------------------
Cameron International Corp. (a)                       38,463         1,201,199
------------------------------------------------------------------------------
Charles Schwab Corp. (The)                            67,196         1,200,793
------------------------------------------------------------------------------
Chubb Corp. (The)                                     39,906         1,842,859
------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                               86,054         1,894,049
------------------------------------------------------------------------------
CME Group Inc.                                         3,730         1,040,036
------------------------------------------------------------------------------
Coca-Cola Co. (The)                                   56,890         2,835,398
------------------------------------------------------------------------------
Colgate-Palmolive Co.                                 15,202         1,101,233
------------------------------------------------------------------------------
Corning Inc.                                          69,796         1,186,532
------------------------------------------------------------------------------
Costco Wholesale Corp.                                23,653         1,170,824
------------------------------------------------------------------------------
eBay Inc. (a)                                         42,644           906,185
------------------------------------------------------------------------------
Exxon Mobil Corp.                                     10,500           739,095
------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc.                   14,541           876,822
------------------------------------------------------------------------------
Gap, Inc. (The)                                       67,760         1,105,843
------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                             69,461         3,398,727
------------------------------------------------------------------------------
Google Inc. -Class A (a)                               5,210         2,308,291
------------------------------------------------------------------------------
Home Depot, Inc. (The)                                61,910         1,605,945
------------------------------------------------------------------------------
Johnson & Johnson                                     90,409         5,505,004
------------------------------------------------------------------------------
Kellogg Co.                                           47,679         2,264,753
------------------------------------------------------------------------------
Kohl's Corp. (a)                                      25,109         1,219,042
------------------------------------------------------------------------------
Kroger Co. (The)                                     150,040         3,207,855
------------------------------------------------------------------------------
MasterCard, Inc. -Class A                             11,444         2,220,479
------------------------------------------------------------------------------
McDonald's Corp.                                      17,876           984,253
------------------------------------------------------------------------------
Microsoft Corp.                                      145,350         3,418,632
------------------------------------------------------------------------------
Monsanto Co.                                           9,158           769,272
------------------------------------------------------------------------------
Occidental Petroleum Corp.                            25,999         1,854,769
------------------------------------------------------------------------------
PepsiCo, Inc.                                         50,787         2,882,162
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            67,545         3,749,422
------------------------------------------------------------------------------
QUALCOMM Inc.                                         38,368         1,772,984
------------------------------------------------------------------------------
Raytheon Co.                                          59,495         2,793,290
==============================================================================
                                                                    67,453,820
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $203,742,146)                                          221,041,061
==============================================================================

MONEY MARKET FUNDS--4.91%

Liquid Assets Portfolio-Institutional
  Class (b)                                        5,747,254         5,747,254
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (b)          5,747,254         5,747,254
==============================================================================
  Total Money Market Funds                                          11,494,508
     (Cost $11,494,508)
==============================================================================
TOTAL INVESTMENTS--99.27%
  (Cost $215,236,654)                                              232,535,569
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.73%                                 1,728,283
==============================================================================
NET ASSETS--100.00%                                            $   234,263,852
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM GLOBAL GROWTH FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.

AIM GLOBAL GROWTH FUND

     Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 -  Prices are determined using quoted prices in an active market for identical assets.

          Level 2 -  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 -  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                          LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------
Australia              $              $ 9,604,734     $--     $  9,604,734
--------------------------------------------------------------------------
Belgium                   6,047,838            --      --        6,047,838
--------------------------------------------------------------------------
Canada                    2,899,192            --      --        2,899,192
--------------------------------------------------------------------------
Denmark                          --     4,936,876      --        4,936,876
--------------------------------------------------------------------------
France                   12,764,137            --      --       12,764,137
--------------------------------------------------------------------------
Germany                   7,541,092     2,723,864      --       10,264,956
--------------------------------------------------------------------------
Greece                           --       732,547      --          732,547
--------------------------------------------------------------------------
Hong Kong                               4,704,920      --        4,704,920
--------------------------------------------------------------------------
India                     3,100,398     1,582,532      --        4,682,930
--------------------------------------------------------------------------
Indonesia                        --     2,024,659      --        2,024,659
--------------------------------------------------------------------------
Ireland                   1,758,131            --      --        1,758,131
--------------------------------------------------------------------------
Israel                    8,282,742            --      --        8,282,742
--------------------------------------------------------------------------
Italy                     3,770,575     3,477,820      --        7,248,395
--------------------------------------------------------------------------
Japan                            --    10,060,239      --       10,060,239
--------------------------------------------------------------------------
Mexico                    4,185,693            --      --        4,185,693
--------------------------------------------------------------------------
Netherlands               1,959,488            --      --        1,959,488
--------------------------------------------------------------------------
Philippines               3,110,780            --      --        3,110,780
--------------------------------------------------------------------------
Singapore                        --     2,218,183      --        2,218,183
--------------------------------------------------------------------------
Spain                     1,873,429            --      --        1,873,429
--------------------------------------------------------------------------
Switzerland              13,512,888     7,481,343      --       20,994,231
--------------------------------------------------------------------------
Taiwan                           --     2,180,290      --        2,180,290
--------------------------------------------------------------------------
United Kingdom           23,931,564     7,121,287      --       31,052,851
--------------------------------------------------------------------------
United States            78,948,328            --      --       78,948,328
==========================================================================
  Total Investments    $173,686,275   $58,849,294     $--     $232,535,569
__________________________________________________________________________
==========================================================================

AIM GLOBAL GROWTH FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $50,134,369 and $71,554,698, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    39,506,153
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (22,219,097)
========================================================================================
Net unrealized appreciation of investment securities                     $    17,287,056
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $215,248,513.

                     AIM GLOBAL SMALL & MID CAP GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                        [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            GSMG-QTR-1 07/09           Invesco Aim Advisors, Inc.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--95.43%

CANADA--6.03%

Addax Petroleum Corp.                                109,862   $     5,226,706
------------------------------------------------------------------------------
Astral Media Inc.                                    158,400         4,317,158
------------------------------------------------------------------------------
Fairfax Financial Holdings Ltd.                       20,671         6,335,188
------------------------------------------------------------------------------
Groupe Aeroplan, Inc.                                633,900         5,778,551
------------------------------------------------------------------------------
Onex Corp.                                           306,300         5,985,299
------------------------------------------------------------------------------
Power Financial Corp.                                263,200         7,601,033
==============================================================================
                                                                    35,243,935
==============================================================================

GERMANY--4.81%

Deutsche Boerse AG                                   150,400        11,918,341
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport (a)                       3,935           997,339
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                          38,700         9,808,649
------------------------------------------------------------------------------
Symrise AG                                           335,743         5,412,492
==============================================================================
                                                                    28,136,821
==============================================================================

GREECE--2.39%

Intralot S.A.                                      1,953,016        12,164,112
------------------------------------------------------------------------------
OPAP S.A. (a)                                         75,184         1,805,587
==============================================================================
                                                                    13,969,699
==============================================================================

HONG KONG--1.70%

Hongkong Land Holdings Ltd.                        1,297,000         5,045,330
------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.          15,416,200         4,919,931
==============================================================================
                                                                     9,965,261
==============================================================================

INDONESIA--2.86%

PT Astra International Tbk                         4,322,500        12,757,416
------------------------------------------------------------------------------
PT Perusahaan Gas Negara                          11,195,500         3,947,041
==============================================================================
                                                                    16,704,457
==============================================================================

IRELAND--1.34%

DCC PLC                                              366,961         7,845,206
==============================================================================

JAPAN--1.89%

EXEDY Corp.                                          467,200        11,036,222
==============================================================================

MEXICO--1.28%

America Movil S.A.B de C.V. -Series L -ADR           173,500         7,462,235
==============================================================================

NETHERLANDS--0.76%

Koninklijke BAM Groep N.V.                           507,099         4,437,663
==============================================================================

NORWAY--0.59%

Petroleum Geo-Services A.S.A. (b)                    495,240         3,473,666
==============================================================================

PERU--0.61%

Southern Copper Corp.                                139,233         3,586,642
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
PHILIPPINES--4.30%

Ayala Corp.                                        2,905,864   $    18,221,119
------------------------------------------------------------------------------
PNOC Energy Development Corp. (a)                  5,262,000           494,525
------------------------------------------------------------------------------
PNOC Energy Development Corp.                     68,376,000         6,426,009
==============================================================================
                                                                    25,141,653
==============================================================================

RUSSIA--0.84%

Vimpel-Communications -ADR(b)                        362,136         4,892,457
==============================================================================

SOUTH AFRICA--1.60%

AngloGold Ashanti Ltd. -ADR                           79,843         3,129,846
------------------------------------------------------------------------------
Naspers Ltd. -Class N                                208,079         6,209,512
==============================================================================
                                                                     9,339,358
==============================================================================

SOUTH KOREA--0.54%

Hyundai Development Co.                               88,880         3,143,730
==============================================================================

SWEDEN--1.64%

Oriflame Cosmetics S.A. -SDR                         193,275         9,587,024
==============================================================================

SWITZERLAND--6.24%

Aryzta AG (b)                                        217,713         7,587,668
------------------------------------------------------------------------------
Galenica AG                                           14,285         4,277,450
------------------------------------------------------------------------------
Sonova Holding AG                                    155,986        13,756,937
------------------------------------------------------------------------------
Syngenta AG                                           46,936        10,866,397
==============================================================================
                                                                    36,488,452
==============================================================================

TAIWAN--1.12%

Taiwan Mobile Co., Ltd.                            4,278,079         6,546,051
==============================================================================

THAILAND--1.54%

Siam Commercial Bank PCL                           3,949,700         9,018,090
==============================================================================

TURKEY--2.39%

Haci Omer Sabanci Holding A.S.                     1,673,610         6,259,250
------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S.              598,629         7,734,225
==============================================================================
                                                                    13,993,475
==============================================================================

UNITED KINGDOM--15.29%

Bunzl PLC                                            576,304         4,986,271
------------------------------------------------------------------------------
Capita Group PLC                                     485,260         5,410,286
------------------------------------------------------------------------------
Chemring Group PLC                                   157,852         5,335,494
------------------------------------------------------------------------------
Compass Group PLC                                    611,853         3,286,298
------------------------------------------------------------------------------
Homeserve PLC                                        519,854        11,947,975
------------------------------------------------------------------------------
IG Group Holdings PLC                              1,623,859         8,125,078
------------------------------------------------------------------------------
Informa PLC                                        1,662,227         6,656,462
------------------------------------------------------------------------------
International Power PLC                            2,300,903         9,809,764
------------------------------------------------------------------------------
Lancashire Holdings Ltd.                             590,881         4,468,409
------------------------------------------------------------------------------
Playtech Ltd.                                        554,800         2,703,596
------------------------------------------------------------------------------
Shire PLC                                            789,500        11,773,307
------------------------------------------------------------------------------
Ultra Electronics Holdings PLC                       288,643         5,496,173
------------------------------------------------------------------------------
United Business Media Ltd.                           338,848         2,401,161
------------------------------------------------------------------------------
VT Group PLC                                         888,786         6,977,335
==============================================================================
                                                                    89,377,609
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED STATES--35.67%

Activision Blizzard, Inc. (b)                        259,545   $     2,971,790
------------------------------------------------------------------------------
Adobe Systems Inc. (b)                               140,247         4,546,808
------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (b)                   58,910         3,889,238
------------------------------------------------------------------------------
Akamai Technologies, Inc. (b)                         75,492         1,241,088
------------------------------------------------------------------------------
Alliance Data Systems Corp. (b)                       72,753         3,710,403
------------------------------------------------------------------------------
Altera Corp.                                         202,583         3,786,276
------------------------------------------------------------------------------
Amdocs Ltd. (b)                                       68,742         1,644,309
------------------------------------------------------------------------------
American Tower Corp. -Class A (b)                     88,365         3,012,363
------------------------------------------------------------------------------
Amphenol Corp. -Class A                               47,405         1,580,957
------------------------------------------------------------------------------
Apollo Group, Inc. -Class A (b)                       36,121         2,493,794
------------------------------------------------------------------------------
BE Aerospace, Inc. (b)                               174,156         2,814,361
------------------------------------------------------------------------------
Best Buy Co., Inc.                                    90,174         3,369,802
------------------------------------------------------------------------------
BJ Services Co.                                      158,644         2,249,572
------------------------------------------------------------------------------
Carter's, Inc. (b)                                   140,785         3,989,847
------------------------------------------------------------------------------
Chattem, Inc. (b)                                     45,369         2,843,275
------------------------------------------------------------------------------
Church & Dwight Co., Inc.                             32,804         1,934,780
------------------------------------------------------------------------------
Coach, Inc.                                          124,441         3,682,209
------------------------------------------------------------------------------
Continental Resources, Inc. (b)                      104,833         3,546,500
------------------------------------------------------------------------------
Corrections Corp. of America (b)                     185,996         3,210,291
------------------------------------------------------------------------------
Crown Holdings, Inc. (b)                             134,038         3,364,354
------------------------------------------------------------------------------
DaVita, Inc. (b)                                      63,022         3,132,193
------------------------------------------------------------------------------
Discover Financial Services                          296,447         3,521,790
------------------------------------------------------------------------------
Energizer Holdings, Inc. (b)                          59,859         3,834,568
------------------------------------------------------------------------------
Equifax Inc.                                         109,266         2,846,379
------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The) -Class A                 99,424         3,623,011
------------------------------------------------------------------------------
Express Scripts, Inc. (b)                             54,908         3,845,756
------------------------------------------------------------------------------
Fastenal Co.                                          89,805         3,194,364
------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) (b)                 266,658         4,538,519
------------------------------------------------------------------------------
Graco Inc.                                            72,371         1,790,459
------------------------------------------------------------------------------
Hanesbrands, Inc. (b)                                204,249         4,064,555
------------------------------------------------------------------------------
Heartland Express, Inc.                              210,599         3,243,225
------------------------------------------------------------------------------
IHS Inc. -Class A (b)                                 61,763         3,084,444
------------------------------------------------------------------------------
Illumina, Inc. (b)                                    43,257         1,563,308
------------------------------------------------------------------------------
Intrepid Potash, Inc. (b)                             88,982         2,247,685
------------------------------------------------------------------------------
ITT Educational Services, Inc. (b)                    23,165         2,255,113
------------------------------------------------------------------------------
J.B. Hunt Transport Services, Inc.                   107,621         3,008,007
------------------------------------------------------------------------------
Jarden Corp. (b)                                     174,636         4,304,777
------------------------------------------------------------------------------
Jones Lang LaSalle Inc.                               70,067         2,659,743
------------------------------------------------------------------------------
KLA-Tencor Corp.                                     114,015         3,634,798
------------------------------------------------------------------------------
Landstar System, Inc.                                 85,183         3,124,512
------------------------------------------------------------------------------
LKQ Corp. (b)                                        191,312         3,432,137
------------------------------------------------------------------------------
McAfee Inc. (b)                                       73,726         3,286,705
------------------------------------------------------------------------------
NetApp, Inc. (b)                                     158,186         3,552,858
------------------------------------------------------------------------------
Northern Trust Corp.                                  54,641         3,268,078
------------------------------------------------------------------------------
NRG Energy, Inc. (b)                                 107,330         2,920,449
------------------------------------------------------------------------------
O'Reilly Automotive, Inc. (b)                         73,804         3,000,871
------------------------------------------------------------------------------
Omnicare, Inc.                                       110,234         2,631,286
------------------------------------------------------------------------------
ON Semiconductor Corp. (b)                           520,124         3,796,905
------------------------------------------------------------------------------
Petrohawk Energy Corp. (b)                           139,905         3,396,893
------------------------------------------------------------------------------
QLogic Corp. (b)                                     258,522         3,373,712
------------------------------------------------------------------------------
Republic Services, Inc.                              120,702         3,210,673
------------------------------------------------------------------------------
ResMed Inc. (b)                                       80,000         3,280,000
------------------------------------------------------------------------------
Robert Half International, Inc.                      145,872         3,616,167
------------------------------------------------------------------------------
Scientific Games Corp. -Class A (b)                  193,609         3,488,834
------------------------------------------------------------------------------
Shaw Group Inc. (The) (b)                            111,555         3,284,179
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED STATES--(CONTINUED)

Solera Holdings Inc. (b)                             112,277   $     3,023,620
------------------------------------------------------------------------------
Southwestern Energy Co. (b)                           86,606         3,588,087
------------------------------------------------------------------------------
State Street Corp.                                    70,978         3,570,193
------------------------------------------------------------------------------
Steel Dynamics, Inc.                                 144,127         2,357,918
------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (b)                      170,903         3,168,542
------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (b)                    87,484         3,961,276
------------------------------------------------------------------------------
Ulta Salon, Cosmetics & Fragrance, Inc. (b)          345,555         3,915,138
------------------------------------------------------------------------------
United Therapeutics Corp. (b)                         24,238         2,244,924
------------------------------------------------------------------------------
VCA Antech, Inc. (b)                                 131,673         3,368,195
------------------------------------------------------------------------------
Weatherford International Ltd. (b)                   161,749         3,034,411
------------------------------------------------------------------------------
Western Digital Corp. (b)                            112,077         3,390,329
==============================================================================
                                                                   208,561,603
==============================================================================
    Total Common Stocks & Other
      Equity Interests
      (Cost $507,167,329)                                          557,951,309
==============================================================================

PREFERRED STOCKS--0.73%

BRAZIL--0.73%

Companhia de Transmissao de Energia
   Eletrica Paulista -Pfd.
   (Cost $4,175,626)                                 169,400         4,286,527
==============================================================================

MONEY MARKET FUNDS--3.89%

Liquid Assets Portfolio-Institutional
   Class (c)                                      11,371,383        11,371,383
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (c)         11,371,383        11,371,383
==============================================================================
    Total Money Market Funds
      (Cost $22,742,766)                                            22,742,766
==============================================================================
TOTAL INVESTMENTS--100.05%
  (Cost $534,085,721)                                              584,980,602
==============================================================================
OTHER ASSETS LESS LIABILITIES--(0.05)%                                (283,620)
==============================================================================
NET ASSETS--100.00%                                            $   584,696,982
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Pfd. -- Preferred

SDR -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2009 was $3,297,451, which represented 0.56% of the Fund's Net Assets.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                          LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
---------------------------------------------------------------------------
Brazil                 $  4,286,527    $        --     $--     $  4,286,527
---------------------------------------------------------------------------
Canada                   35,243,935             --      --       35,243,935
---------------------------------------------------------------------------
Germany                          --     28,136,821      --       28,136,821
---------------------------------------------------------------------------
Greece                           --     13,969,699      --       13,969,699
---------------------------------------------------------------------------
Hong Kong                        --      9,965,261      --        9,965,261
---------------------------------------------------------------------------
Indonesia                 3,947,041     12,757,416      --       16,704,457
---------------------------------------------------------------------------
Ireland                   7,845,206             --      --        7,845,206
---------------------------------------------------------------------------
Japan                            --     11,036,222      --       11,036,222
---------------------------------------------------------------------------
Mexico                    7,462,235             --      --        7,462,235
---------------------------------------------------------------------------
Netherlands               4,437,663             --      --        4,437,663
---------------------------------------------------------------------------
Norway                           --      3,473,666      --        3,473,666
---------------------------------------------------------------------------
Peru                      3,586,642             --      --        3,586,642
---------------------------------------------------------------------------
Philippines                      --     25,141,653      --       25,141,653
---------------------------------------------------------------------------
Russia                    4,892,457             --      --        4,892,457
---------------------------------------------------------------------------
South Africa              3,129,846      6,209,512      --        9,339,358
---------------------------------------------------------------------------
South Korea                      --      3,143,730      --        3,143,730
---------------------------------------------------------------------------
Sweden                    9,587,024             --      --        9,587,024
---------------------------------------------------------------------------
Switzerland               7,587,668     28,900,784      --       36,488,452
---------------------------------------------------------------------------
Taiwan                    6,546,051             --      --        6,546,051
---------------------------------------------------------------------------
Thailand                         --      9,018,090      --        9,018,090
---------------------------------------------------------------------------
Turkey                           --     13,993,475      --       13,993,475
---------------------------------------------------------------------------
United Kingdom           80,755,817      8,621,792      --       89,377,609
---------------------------------------------------------------------------
United States           231,304,369             --      --      231,304,369
===========================================================================
   Total Investments   $410,612,481   $174,368,121     $--     $584,980,602
___________________________________________________________________________
===========================================================================

AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $193,948,555 and $197,518,409, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $117,773,495
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (67,975,826)
========================================================================================
Net unrealized appreciation of investment securities                        $ 49,797,669
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $535,182,933.

                           AIM INTERNATIONAL CORE EQUITY FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             I-ICE-QTR-1 07/09          Invesco Aim Advisors, Inc.

AIM INTERNATIONAL CORE EQUITY FUND

SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

                                                 SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--98 17%

AUSTRALIA--3.90%

Australia and New Zealand Banking Group
  Ltd.                                               340,790   $     5,280,834
------------------------------------------------------------------------------
BHP Billiton Ltd.                                    260,562         8,212,740
==============================================================================
                                                                    13,493,574
==============================================================================

BRAZIL--0.63%

Companhia Energetica de Minas Gerais S.A.
  -ADR                                                44,196           631,119
------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                21,700           309,153
------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR                          15,688           646,973
------------------------------------------------------------------------------
Vale S.A. -ADR                                        30,805           607,783
==============================================================================
                                                                     2,195,028
==============================================================================

CANADA--3.95%

Agrium Inc.                                           71,416         3,296,862
------------------------------------------------------------------------------
EnCana Corp.                                          67,661         3,636,040
------------------------------------------------------------------------------
Intact Financial Corp.                                95,905         3,140,918
------------------------------------------------------------------------------
Toronto-Dominion Bank (The)                           61,249         3,596,220
==============================================================================
                                                                    13,670,040
==============================================================================

CHINA--0.54%

China Construction Bank Corp. -Class H               706,000           566,099
------------------------------------------------------------------------------
CNOOC Ltd.                                           580,800           775,451
------------------------------------------------------------------------------
Soho China Ltd.                                      831,000           527,063
==============================================================================
                                                                     1,868,613
==============================================================================

EGYPT--0.17%

Orascom Telecom Holding S.A.E. -GDR                   16,655           576,263
==============================================================================

FINLAND--1.65%

Nokia Oyj.                                           428,564         5,705,001
==============================================================================

FRANCE--9.24%

Credit Agricole S.A.                                 334,998         4,781,744
------------------------------------------------------------------------------
Publicis Groupe                                      114,901         4,074,242
------------------------------------------------------------------------------
Sanofi-Aventis S.A.                                  113,967         7,465,387
------------------------------------------------------------------------------
Societe Generale -ADR                                325,889         4,194,191
------------------------------------------------------------------------------
Total S.A. -ADR                                      137,369         7,644,585
------------------------------------------------------------------------------
Unibail-Rodamco -REIT                                 21,622         3,778,153
==============================================================================
                                                                    31,938,302
==============================================================================

GERMANY--4.59%

BASF S.E.                                            107,948         5,422,812
------------------------------------------------------------------------------
Bayerische Motoren Werke AG                           85,528         3,953,197
------------------------------------------------------------------------------
E.ON AG                                               89,834         3,400,650
------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  AG                                                  20,405         3,085,349
==============================================================================
                                                                    15,862,008
==============================================================================

                                                 SHARES             VALUE
------------------------------------------------------------------------------
HONG KONG--4.68%

Cheung Kong (Holdings) Ltd.                          329,000   $     4,229,074
------------------------------------------------------------------------------
China Unicom (Hong Kong) Ltd.                        154,000           221,498
------------------------------------------------------------------------------
Denway Motors Ltd.                                 1,484,000           735,292
------------------------------------------------------------------------------
Esprit Holdings Ltd.                                 911,800         6,557,835
------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                               522,100         3,891,903
------------------------------------------------------------------------------
Sinofert Holdings Ltd.                             1,024,000           558,859
==============================================================================
                                                                    16,194,461
==============================================================================

INDIA--0.36%

Mahindra & Mahindra Ltd.                              37,262           667,778
------------------------------------------------------------------------------
State Bank of India -GDR                               7,612           570,900
==============================================================================
                                                                     1,238,678
==============================================================================

INDONESIA--0.32%

PT Astra International Tbk                           160,000           472,224
------------------------------------------------------------------------------
PT Telekomunikasi Indonesia                          710,500           640,541
==============================================================================
                                                                     1,112,765
==============================================================================

ITALY--2.02%

Eni S.p.A --ADR                                      149,794         6,977,405
==============================================================================

JAPAN--19.51%

Canon Inc.                                           187,800         7,035,495
------------------------------------------------------------------------------
East Japan Railway Co.                                32,900         1,888,147
------------------------------------------------------------------------------
FUJIFILM Holdings Corp.                              253,700         8,100,846
------------------------------------------------------------------------------
Mitsubishi Corp.                                     188,000         3,739,800
------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.               1,279,900         7,628,662
------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd.                        98,800         4,833,051
------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.                    94,400         3,901,115
------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                               861,800         6,239,196
------------------------------------------------------------------------------
NOK Corp.                                            143,700         1,742,785
------------------------------------------------------------------------------
NTT DoCoMo, Inc.                                       2,575         3,727,511
------------------------------------------------------------------------------
Seven & I Holdings Co., Ltd.                         125,900         2,954,056
------------------------------------------------------------------------------
Sony Corp. -ADR                                      158,479         4,431,073
------------------------------------------------------------------------------
Sumitomo Chemical Co., Ltd.                        1,236,000         6,108,436
------------------------------------------------------------------------------
Takeda Pharmaceutical Co., Ltd.                      127,000         5,140,940
==============================================================================
                                                                    67,471,113
==============================================================================

MEXICO--0.41%

America Movil S.A.B de C.V. -Series L                296,900           638,453
------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A.B. de C.V.
  -ADR                                                 6,519           251,633
------------------------------------------------------------------------------
Grupo Financiero Banorte S.A.B. de C.V.
  -Class O                                           216,800           537,286
==============================================================================
                                                                     1,427,372
==============================================================================

NETHERLANDS--9.03%

Heineken N.V.                                        196,557         7,846,840
------------------------------------------------------------------------------
ING Groep N.V.                                       306,008         3,940,180
------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
  N.V.                                               172,355         3,930,403
------------------------------------------------------------------------------
TNT N.V.                                             319,911         7,598,497
------------------------------------------------------------------------------
Unilever N.V.                                        290,034         7,924,360
==============================================================================
                                                                    31,240,280
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL CORE EQUITY FUND

                                                 SHARES             VALUE
------------------------------------------------------------------------------
NORWAY--0.87%

StatoilHydro A.S.A.                                  141,350   $     3,019,743
==============================================================================

RUSSIA--0.35%

Gazprom -ADR                                          22,670           468,136
------------------------------------------------------------------------------
LUKOIL -ADR                                           14,529           734,296
==============================================================================
                                                                     1,202,432
==============================================================================

SOUTH AFRICA--0.78%

Barloworld Ltd.                                       69,822           409,526
------------------------------------------------------------------------------
Sasol Ltd.                                            12,956           466,742
------------------------------------------------------------------------------
Standard Bank Group Ltd.                              59,237           713,058
------------------------------------------------------------------------------
Steinhoff International Holdings Ltd. (a)            321,135           636,115
------------------------------------------------------------------------------
Tiger Brands Ltd.                                     24,035           486,431
==============================================================================
                                                                     2,711,872
==============================================================================

SOUTH KOREA--0.99%

Daelim Industrial Co., Ltd.                            7,716           426,278
------------------------------------------------------------------------------
Hyundai Mobis                                          7,039           742,048
------------------------------------------------------------------------------
LG Electronics Inc.                                    2,077           218,956
------------------------------------------------------------------------------
Lotte Shopping Co., Ltd.                               1,114           278,857
------------------------------------------------------------------------------
POSCO                                                  2,138           868,219
------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                          1,528           898,369
==============================================================================
                                                                     3,432,727
==============================================================================

SPAIN--4.09%

Banco Santander S.A.                                 720,036        10,426,561
------------------------------------------------------------------------------
Repsol YPF, S.A. -ADR                                158,726         3,703,078
==============================================================================
                                                                    14,129,639
==============================================================================

SWEDEN--1.29%

Telefonaktiebolaget LM Ericsson -Class B             456,102         4,444,846
==============================================================================

SWITZERLAND--7.48%

Holcim Ltd. (a)                                      110,026         6,681,820
------------------------------------------------------------------------------
Novartis AG                                           58,902         2,689,639
------------------------------------------------------------------------------
Swisscom AG                                           21,630         7,099,193
------------------------------------------------------------------------------
Zurich Financial Services AG                          47,856         9,403,953
==============================================================================
                                                                    25,874,605
==============================================================================

TAIWAN--0.48%

AU Optronics Corp. -ADR                               40,234           448,207
------------------------------------------------------------------------------
HTC Corp.                                             49,300           672,461
------------------------------------------------------------------------------
Powertech Technology Inc.                            200,000           536,463
==============================================================================
                                                                     1,657,131
==============================================================================

THAILAND--0.34%

Bangkok Bank PCL -NVDR                               127,200           417,141
------------------------------------------------------------------------------
Banpu PCL                                             42,100           472,893
------------------------------------------------------------------------------
PTT PCL                                               42,100           298,748
==============================================================================
                                                                     1,188,782
==============================================================================

TURKEY--0.22%

Tupras-Turkiye Petrol Rafinerileri A.S.               32,490           419,767
------------------------------------------------------------------------------
Turkiye Is Bankasi -Class C                          101,768           352,930
==============================================================================
                                                                       772,697
==============================================================================

                                                 SHARES             VALUE
------------------------------------------------------------------------------
UNITED KINGDOM--20.28%

AstraZeneca PLC                                      106,127   $     4,942,781
------------------------------------------------------------------------------
BAE Systems PLC                                    1,056,479         5,417,435
------------------------------------------------------------------------------
BP PLC                                               701,401         5,842,084
------------------------------------------------------------------------------
Centrica PLC                                       1,759,287         6,472,128
------------------------------------------------------------------------------
GlaxoSmithKline PLC                                  367,147         7,033,382
------------------------------------------------------------------------------
HSBC Holdings PLC -ADR                               144,163         7,309,064
------------------------------------------------------------------------------
Imperial Tobacco Group PLC                           311,810         8,911,166
------------------------------------------------------------------------------
National Grid PLC                                    796,047         7,447,315
------------------------------------------------------------------------------
Royal Dutch Shell PLC -ADR                           174,481         9,184,680
------------------------------------------------------------------------------
Vodafone Group PLC                                 3,697,549         7,577,972
==============================================================================
                                                                    70,138,007
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $335,352,297)                                          339,543,384
==============================================================================

PREFERRED STOCKS--1.08%

BRAZIL--0.22%

Banco Bradesco S.A. -Pfd.                             14,150           222,144
------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais S.A.
  -Class A -Pfd.                                      22,800           541,373
==============================================================================
                                                                       763,517
==============================================================================

GERMANY--0.86%

Porsche Automobile Holding S.E. -Pfd.                45,500         2,966,202
------------------------------------------------------------------------------
  Total Preferred Stocks
    (Cost $3,668,012)                                                3,729,719
==============================================================================

MONEY MARKET FUNDS--0.98%

Liquid Assets Portfolio-Institutional
  Class (b)                                        1,692,663         1,692,663
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (b)          1,692,664         1,692,664
==============================================================================
    Total Money Market Funds
      (Cost $3,385,327)                                              3,385,327
==============================================================================
TOTAL INVESTMENTS--100.23%
  (Cost $342,405,636)                                              346,658,430
==============================================================================
OTHER ASSETS LESS LIABILITIES--(0.23)%                               (844,309)
==============================================================================
NET ASSETS--100.00%                                            $   345,814,121
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
GDR  -- Global Depositary Receipt
NVDR -- Non--Voting Depositary Receipt
Pfd. -- Preferred
REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM INTERNATIONAL CORE EQUITY FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one--third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

D. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

AIM INTERNATIONAL CORE EQUITY FUND
          arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

          Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM INTERNATIONAL CORE EQUITY FUND

                        LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------
Australia             $  5,280,834   $  8,212,740     $--     $ 13,493,574
--------------------------------------------------------------------------
Brazil                   2,958,545             --      --        2,958,545
--------------------------------------------------------------------------
Canada                  13,670,040             --      --       13,670,040
--------------------------------------------------------------------------
China                      527,063      1,341,550      --        1,868,613
--------------------------------------------------------------------------
Egypt                      576,263             --      --          576,263
--------------------------------------------------------------------------
Finland                  5,705,001             --      --        5,705,001
--------------------------------------------------------------------------
France                  31,938,302             --      --       31,938,302
--------------------------------------------------------------------------
Germany                  6,051,551     12,776,659      --       18,828,210
--------------------------------------------------------------------------
Hong Kong                       --     16,194,461      --       16,194,461
--------------------------------------------------------------------------
India                    1,238,678             --      --        1,238,678
--------------------------------------------------------------------------
Indonesia                  640,541        472,224      --        1,112,765
--------------------------------------------------------------------------
Italy                    6,977,405             --      --        6,977,405
--------------------------------------------------------------------------
Japan                    7,385,129     60,085,984      --       67,471,113
--------------------------------------------------------------------------
Mexico                   1,427,372             --      --        1,427,372
--------------------------------------------------------------------------
Netherlands             27,300,100      3,940,180      --       31,240,280
--------------------------------------------------------------------------
Norway                   3,019,743             --      --        3,019,743
--------------------------------------------------------------------------
Russia                   1,202,432             --      --        1,202,432
--------------------------------------------------------------------------
South Africa             1,199,487      1,512,385      --        2,711,872
--------------------------------------------------------------------------
South Korea              1,020,905      2,411,822      --        3,432,727
--------------------------------------------------------------------------
Spain                   14,129,639             --      --       14,129,639
--------------------------------------------------------------------------
Sweden                   4,444,846             --      --        4,444,846
--------------------------------------------------------------------------
Switzerland             25,874,605             --      --       25,874,605
--------------------------------------------------------------------------
Taiwan                     984,670        672,461      --        1,657,131
--------------------------------------------------------------------------
Thailand                        --      1,188,782      --        1,188,782
--------------------------------------------------------------------------
Turkey                     772,697             --      --          772,697
--------------------------------------------------------------------------
United Kingdom          51,905,827     18,232,180      --       70,138,007
--------------------------------------------------------------------------
United States            3,385,327             --      --        3,385,327
==========================================================================
  Total Investments   $219,617,002   $127,041,428     $--     $346,658,430
__________________________________________________________________________
==========================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $106,780,995 and $100,809,998, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    29,013,995
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (32,397,447)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $    (3,383,452)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $350,041,882.

                          AIM INTERNATIONAL GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             IGR-QTR-1 07/09           Invesco Aim Advisors, Inc.

AIM INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--84.58%

AUSTRALIA--4.24%

BHP Billiton Ltd.                                  1,633,910   $    51,499,749
------------------------------------------------------------------------------
Cochlear Ltd.                                        690,748        32,062,243
------------------------------------------------------------------------------
CSL Ltd.                                           1,013,295        25,887,338
------------------------------------------------------------------------------
QBE Insurance Group Ltd.                             567,373         9,252,169
==============================================================================
                                                                   118,701,499
==============================================================================

BELGIUM--2.61%

Anheuser-Busch InBev N.V.                          1,835,646        73,033,102
==============================================================================

CANADA--3.42%

Canadian National Railway Co.                        452,460        22,050,895
------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                      397,226        23,968,328
------------------------------------------------------------------------------
EnCana Corp.                                         364,828        19,605,523
------------------------------------------------------------------------------
Suncor Energy, Inc.                                  926,692        30,022,549
==============================================================================
                                                                    95,647,295
==============================================================================

DENMARK--1.77%

Novo Nordisk A.S. -Class B                           846,290        49,408,455
==============================================================================

FINLAND-0.48%

Nokia Corp.                                        1,018,378        13,556,546
==============================================================================

FRANCE--4.15%

Axa S.A.                                             520,760        11,007,076
------------------------------------------------------------------------------
BNP Paribas                                          456,704        33,294,587
------------------------------------------------------------------------------
Cap Gemini S.A.                                      282,676        13,051,490
------------------------------------------------------------------------------
Danone S.A.                                          268,156        14,387,588
------------------------------------------------------------------------------
Total S.A.                                           796,351        44,333,110
==============================================================================
                                                                   116,073,851
==============================================================================

GERMANY--5.55%

Bayer AG                                             879,037        53,947,878
------------------------------------------------------------------------------
Deutsche Boerse AG                                   160,476        12,716,807
------------------------------------------------------------------------------
Merck KGaA                                           447,438        41,642,733
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                         130,343        33,035,883
------------------------------------------------------------------------------
SAP AG                                               295,500        13,898,394
==============================================================================
                                                                   155,241,695
==============================================================================

GREECE--0.32%

OPAP S.A.                                            367,631         8,828,872
==============================================================================

HONG KONG--3.07%

Esprit Holdings Ltd.                               3,159,900        22,726,588
------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                             5,834,000        43,488,533
------------------------------------------------------------------------------
Li & Fung Ltd.                                     6,726,000        19,608,194
==============================================================================
                                                                    85,823,315
==============================================================================

INDIA--2.52%

Bharat Heavy Electricals Ltd.                        406,077        18,893,788
------------------------------------------------------------------------------
Infosys Technologies Ltd.                          1,201,724        51,752,988
==============================================================================
                                                                    70,646,776
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
IRELAND--0.60%

CRH PLC                                              699,313   $    16,694,738
==============================================================================

ISRAEL--3.12%

Teva Pharmaceutical Industries Ltd. -ADR           1,636,532        87,292,617
==============================================================================

ITALY--3.11%

Eni S.p.A.                                         1,766,678        41,295,756
------------------------------------------------------------------------------
Finmeccanica S.p.A.                                3,020,767        45,809,130
==============================================================================
                                                                    87,104,886
==============================================================================

JAPAN--5.91%

Denso Corp.                                          725,300        21,347,783
------------------------------------------------------------------------------
Fanuc Ltd.                                           315,500        25,820,973
------------------------------------------------------------------------------
Hoya Corp.                                         1,240,300        29,953,874
------------------------------------------------------------------------------
Keyence Corp.                                        133,900        26,450,259
------------------------------------------------------------------------------
Nidec Corp.                                          527,000        38,046,088
------------------------------------------------------------------------------
Toyota Motor Corp.                                   563,300        23,754,872
==============================================================================
                                                                   165,373,849
==============================================================================

MEXICO--3.03%

America Movil S.A.B de C.V. -Series L -ADR         1,252,219        53,857,939
------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                           1,705,490        30,852,314
==============================================================================
                                                                    84,710,253
==============================================================================

NETHERLANDS--2.99%

Heineken Holding N.V.                                657,603        22,634,667
------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V.                       2,373,425        35,671,000
------------------------------------------------------------------------------
TNT N.V.                                           1,067,461        25,354,235
==============================================================================
                                                                    83,659,902
==============================================================================

NORWAY--0.38%

Petroleum Geo-Services A.S.A. (a)                  1,506,938        10,569,823
==============================================================================

PHILIPPINES--1.59%

Philippine Long Distance Telephone Co.               840,740        44,441,073
==============================================================================

SINGAPORE--3.96%

Keppel Corp. Ltd.                                  7,157,000        41,619,616
------------------------------------------------------------------------------
Singapore Technologies Engineering Ltd.           12,569,000        22,970,637
------------------------------------------------------------------------------
United Overseas Bank Ltd.                          3,781,000        46,336,730
==============================================================================
                                                                   110,926,983
==============================================================================

SPAIN--1.47%

Telefonica S.A.                                    1,646,449        41,052,290
------------------------------------------------------------------------------
SWITZERLAND--8.60%

Nestle S.A.                                        1,713,289        70,508,359
------------------------------------------------------------------------------
Roche Holding AG                                     522,800        82,430,938
------------------------------------------------------------------------------
Sonova Holding AG                                    484,991        42,773,008
------------------------------------------------------------------------------
Syngenta AG                                          194,603        45,053,552
==============================================================================
                                                                   240,765,857
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
TAIWAN--1.18%

Taiwan Semiconductor Manufacturing Co. Ltd.       18,359,887   $    32,961,895
==============================================================================

TURKEY--0.73%

Akbank T.A.S.                                      3,625,805        20,463,880
==============================================================================

UNITED KINGDOM--19.78%

Aviva PLC                                          1,776,714        10,409,016
------------------------------------------------------------------------------
BAE Systems PLC                                    4,598,827        23,581,962
------------------------------------------------------------------------------
BG Group PLC                                       1,733,111        28,919,205
------------------------------------------------------------------------------
British American Tobacco PLC                       1,064,807        33,045,406
------------------------------------------------------------------------------
Cadbury PLC                                          684,712         6,759,116
------------------------------------------------------------------------------
Capita Group PLC                                   1,931,996        21,540,311
------------------------------------------------------------------------------
Compass Group PLC                                  7,848,136        42,152,796
------------------------------------------------------------------------------
Imperial Tobacco Group PLC                         2,427,508        69,375,346
------------------------------------------------------------------------------
Informa PLC                                        5,185,030        20,763,682
------------------------------------------------------------------------------
International Power PLC                            7,866,037        33,536,383
------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                        1,091,571        52,376,503
------------------------------------------------------------------------------
Reed Elsevier PLC                                  3,648,532        25,739,371
------------------------------------------------------------------------------
Shire PLC                                          3,552,835        52,981,148
------------------------------------------------------------------------------
Smith & Nephew PLC                                 1,563,012        12,372,324
------------------------------------------------------------------------------
Tesco PLC                                          7,651,173        46,827,236
------------------------------------------------------------------------------
Vodafone Group PLC                                23,893,834        48,969,412
------------------------------------------------------------------------------
WPP PLC                                            3,129,980        24,140,316
------------------------------------------------------------------------------
                                                                   553,489,533
==============================================================================
    Total Common Stocks & Other
       Equity Interests
      (Cost $2,079,679,204)                                      2,366,468,985
==============================================================================

PREFERRED STOCKS--0.86%

BRAZIL-0.86%

Petroleo Brasileiro S.A. -ADR -Pfd.
  (Cost $10,796,933)                                 713,492        24,044,681
==============================================================================

MONEY MARKET FUNDS--12.60%

Liquid Assets Portfolio-Institutional Class
   (b)                                           176,234,673       176,234,673
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (b)        176,234,673       176,234,673
==============================================================================
    Total Money Market Funds
      (Cost $352,469,346)                                          352,469,346
==============================================================================
TOTAL INVESTMENTS--98.04%
   (Cost $2,442,945,483)                                         2,742,983,012
==============================================================================
OTHER ASSETS LESS LIABILITIES--1.96%                                54,906,447
==============================================================================
NET ASSETS--100.00%                                            $ 2,797,889,459
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM INTERNATIONAL GROWTH FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

AIM INTERNATIONAL GROWTH FUND
     value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

AIM INTERNATIONAL GROWTH FUND

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                           LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
-------------------------------------------------------------------------------
Australia              $           --   $118,701,499     $--     $  118,701,499
-------------------------------------------------------------------------------
Belgium                    73,033,102             --      --         73,033,102
-------------------------------------------------------------------------------
Brazil                     24,044,681             --      --         24,044,681
-------------------------------------------------------------------------------
Canada                     95,647,295             --      --         95,647,295
-------------------------------------------------------------------------------
Denmark                            --     49,408,455      --         49,408,455
-------------------------------------------------------------------------------
Finland                    13,556,546             --      --         13,556,546
-------------------------------------------------------------------------------
France                    116,073,851             --      --        116,073,851
-------------------------------------------------------------------------------
Germany                   109,489,005     45,752,690      --        155,241,695
-------------------------------------------------------------------------------
Greece                             --      8,828,872      --          8,828,872
-------------------------------------------------------------------------------
Hong Kong                          --     85,823,315      --         85,823,315
-------------------------------------------------------------------------------
India                              --     70,646,776      --         70,646,776
-------------------------------------------------------------------------------
Ireland                    16,694,738             --      --         16,694,738
-------------------------------------------------------------------------------
Israel                     87,292,617             --      --         87,292,617
-------------------------------------------------------------------------------
Italy                      45,809,130     41,295,756      --         87,104,886
-------------------------------------------------------------------------------
Japan                              --    165,373,849      --        165,373,849
-------------------------------------------------------------------------------
Mexico                     84,710,253             --      --         84,710,253
-------------------------------------------------------------------------------
Netherlands                83,659,902             --      --         83,659,902
-------------------------------------------------------------------------------
Norway                             --     10,569,823      --         10,569,823
-------------------------------------------------------------------------------
Philippines                44,441,073                     --         44,441,073
-------------------------------------------------------------------------------
Singapore                          --    110,926,983      --        110,926,983
-------------------------------------------------------------------------------
Spain                      41,052,290             --      --         41,052,290
-------------------------------------------------------------------------------
Switzerland               152,939,297     87,826,560      --        240,765,857
-------------------------------------------------------------------------------
Taiwan                             --     32,961,895      --         32,961,895
-------------------------------------------------------------------------------
Turkey                             --     20,463,880      --         20,463,880
-------------------------------------------------------------------------------
United Kingdom            424,255,628    129,233,905      --        553,489,533
-------------------------------------------------------------------------------
United States             352,469,346             --      --        352,469,346
===============================================================================
  Total Investments    $1,765,168,754   $977,814,258     $--     $2,742,983,012
_______________________________________________________________________________
===============================================================================

AIM INTERNATIONAL GROWTH FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $443,041,405 and $380,048,623 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   472,635,427
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (176,281,727)
========================================================================================
Net unrealized appreciation of investment securities                     $   296,353,700
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $2,446,629,312.

Item 2. Controls and Procedures.

     (a) As of September 21, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 21, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: September 29, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.